Cover	Oct. 27, 2026
Cover [Abstract]
Entity Registrant Name	ECOMINAS CORP.
Entity Central Index Key	0001115864
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 27, 2026
Entity Ex Transition Period	false
Entity File Number	000-30839
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Calle Páez, Edificio La Guajirita
Entity Address Address Line 2	Piso 17, Apartamento 17-6
Entity Address Address Line 3	Conjunto Residencial La Guajirita
Entity Address City Or Town	Caracas
Entity Address Region	Miranda
Entity Address Country	VE
Entity Address Postal Zip Code	1060
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	506-3180